Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Operating Lease, Liability, Maturity [Abstract]
2020 - remaining 6 months	$ 12,199	$ 24,161
2021	24,886	24,886
2022	25,633	25,633
2023	26,402	26,402
2024	8,886	8,886
Total future minimum lease payments	98,006	109,968
Less: Interest	5,631	7,109
Total operating lease liabilities	92,375	102,859
Current operating lease liability	22,049	21,365	$ 0
Long-term operating lease liability	$ 70,326	$ 81,494	$ 0